Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	ASTON FUNDS
Central Index Key	0000912036
Amendment Flag	false
Document Creation Date	Dec 13, 2012
Document Effective Date	Dec 13, 2012
Prospectus Date	Feb 29, 2012

Aston Funds

(the "Trust")

ASTON/Veredus Small Cap Growth Fund (the "Fund")

Supplement dated December 13, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds (the

"Prospectus") and the Summary Prospectus dated March 1, 2012 for the Fund (together with the Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND PROPOSED MERGER OF THE FUND WITH AND INTO ASTON

SMALL CAP GROWTH FUND

CHANGE IN SUBADVISER AND FUND NAME

Effective as of January 31, 2013 (the "Effective Date"), Lee Munder Capital Group, LLC ("LMCG") is appointed as subadviser to the Fund, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to LMCG as of the Effective Date. The existing subadvisory agreement with Todd-Veredus Asset Management LLC will be terminated.

There is no change in the Fund's current investment objective, principal investment strategies or management fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	af2_SupplementTextBlock

Aston Funds

(the "Trust")

ASTON/Veredus Small Cap Growth Fund (the "Fund")

Supplement dated December 13, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds (the

"Prospectus") and the Summary Prospectus dated March 1, 2012 for the Fund (together with the Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND PROPOSED MERGER OF THE FUND WITH AND INTO ASTON

SMALL CAP GROWTH FUND

CHANGE IN SUBADVISER AND FUND NAME

Effective as of January 31, 2013 (the "Effective Date"), Lee Munder Capital Group, LLC ("LMCG") is appointed as subadviser to the Fund, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to LMCG as of the Effective Date. The existing subadvisory agreement with Todd-Veredus Asset Management LLC will be terminated.

There is no change in the Fund's current investment objective, principal investment strategies or management fees.

ASTON/VEREDUS SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af2_SupplementTextBlock

Aston Funds

(the "Trust")

ASTON/Veredus Small Cap Growth Fund (the "Fund")

Supplement dated December 13, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds (the

"Prospectus") and the Summary Prospectus dated March 1, 2012 for the Fund (together with the Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND PROPOSED MERGER OF THE FUND WITH AND INTO ASTON

SMALL CAP GROWTH FUND

CHANGE IN SUBADVISER AND FUND NAME

Effective as of January 31, 2013 (the "Effective Date"), Lee Munder Capital Group, LLC ("LMCG") is appointed as subadviser to the Fund, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to LMCG as of the Effective Date. The existing subadvisory agreement with Todd-Veredus Asset Management LLC will be terminated.

There is no change in the Fund's current investment objective, principal investment strategies or management fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012